Expense Example - PIMCO Long-Term Real Return Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years
USD ($)	61	192	335	750	72	224	390	871	87	271	471	1,049